Trade and Other Receivables - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables
Trade receivables	€ 324,442	€ 404,771
Receivables from associates (note 31)	131,764	1,447
Impairment losses (note 30)	(24,009)	(22,985)	€ (22,291)	€ (20,531)
Trade receivables	432,197	383,233
Other receivables (note 30)	11,014	8,324
Personnel	654	822
Advance payments (note 30)	6,210	16,053
Taxation authorities, VAT recoverable	35,389	38,747
Other public entities	1,796	8,414
Other receivables	55,063	72,360
Current income tax assets	12,448	64,565
Trade and other receivables (note 14)	€ 499,708	€ 520,158